Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The FASB Topic on Income Taxes prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. There were no unrecognized tax benefits as of the date of adoption. As of December 31, 2012 and 2011, the total liability for unrecognized tax benefits was $45,000 and is included in current liabilities.
The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on the Company’s consolidated balance sheets at December 31, 2012 or December 31, 2011, and has not recognized interest and/or penalties in the consolidated statements of operations for the years ended December 31, 2012 and 2011.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in thousands):

Amount
Unrecognized tax benefits balance at December 31, 2011	$45
Increases related to current and prior year tax positions	—
Settlements and lapses in statutes of limitations	—
Unrecognized tax benefits balance at December 31, 2012	$45

Included in the balance of unrecognized tax benefits at December 31, 2012 are $45,000 of tax benefits that, if recognized, would affect the effective tax rate.
The Company is subject to taxation in the United States and various state jurisdictions. The Company’s tax years for 1996 and forward are subject to examination by the United States and California tax authorities due to the carry forward of unutilized net operating losses and research and development credits.
The Company has not completed a formal Section 382/383 analysis regarding the limitation of net operating loss and research and development credit carryforwards. The Company does not presently plan to complete a formal Section 382/383 analysis, and until this analysis has been completed, the Company has removed the deferred tax assets for net operating losses and research and development credits generated through 2012 from its deferred tax asset schedule and has recorded a corresponding increase to its valuation allowance.
At December 31, 2012, the Company had federal and California income tax net operating loss carryforwards of approximately $353,974,000 and $292,648,000, respectively. The difference between the federal and California tax loss carryforwards is primarily attributable to the capitalization of research and development expenses for California income tax purposes. In addition, the Company has federal and California research and development tax credit carryforwards of $15,958,000 and $10,081,000, respectively. The federal net operating loss, research tax credit carryforwards and California net operating loss carryforwards will begin to expire in 2013 unless previously utilized. The California research and development credit carryforwards will carry forward indefinitely until utilized. The Company believes that, in May 2010 and February 2009, it experienced ownership changes at times when its enterprise value was minimal. As a result of these ownership changes and the low enterprise values at such times, the Company’s federal and California net operating loss carryforwards and federal research and development credit carryforwards as of December 31, 2012 will likely be subject to annual limitations under IRC Section 382/383 and, more likely than not, will expire unused.
Significant components of the Company’s deferred tax assets as of December 31, 2012 and 2011 are listed below (in thousands):

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$—	$—
Research and development credits	—	—
Capitalized research and development and other	21,193	11,156
Total deferred tax assets	21,193	11,156
Net deferred tax assets	21,193	11,156
Valuation allowance for deferred tax assets	(21,193)	(11,156)
Net deferred taxes	$—	$—

A valuation allowance of $21,193,000 and $11,156,000 at December 31, 2012 and 2011, respectively, has been recognized to offset the net deferred tax assets as realization of such assets is uncertain.
Income taxes computed by applying the U.S. Federal Statutory rates to income from continuing operations before income taxes are reconciled to the provision for income taxes set forth in the statement of operations as follows (in thousands):

	December 31,
	2012	2011
Income tax benefit at statutory federal rate	$(2,708)	$(4,042)
State tax expense (benefit), net of federal	(445)	(664)
Fair Value of Derivative	(1,221)	—
Expired tax attributes	3,008	3,709
Removal of net operating losses and research and development credits	(2,522)	2,644
Stock compensation expense	—	22
Change in valuation allowance	10,037	167
Other	(6,149)	(1,836)
Provision for income taxes	$—	$—